6. Operating expenses (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	$ 13,535,804	$ 12,136,338	$ 9,050,861
Administrative and selling expenses	2,972,603	3,585,133	2,909,663
Compensation to Employees
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	2,890,592	3,225,925	2,871,250
Administrative and selling expenses	1,089,988	1,188,407	1,152,991
Other Long-term Employee Benefits
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	104,394	93,700	58,833
Administrative and selling expenses	22,490	9,516	9,496
Depreciation of Property, Plant and Equipment
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	3,620,674	2,681,250	2,392,834
Administrative and selling expenses	0	334	0
Amortization of Intangible Assets
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	2,334,299	1,934,797	732,317
Administrative and selling expenses	0	0	0
Purchase of Energy and Power
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	143,435	127,500	92,459
Administrative and selling expenses	0	0	2,915
Fees and Compensation for Services
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	939,144	580,305	518,961
Administrative and selling expenses	795,693	1,010,261	718,146
Maintenance Expenses
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	1,762,492	1,788,105	1,007,394
Administrative and selling expenses	188,738	186,095	324,170
Consumption of Materials and Spare Parts
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	512,160	642,269	337,785
Administrative and selling expenses	0	0	513
Insurance
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	716,242	469,846	505,715
Administrative and selling expenses	31,585	17,848	7,353
Levies and Royalties
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	448,404	523,254	467,184
Administrative and selling expenses	0	0	0
Taxes and Assessments
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	51,550	46,248	42,826
Administrative and selling expenses	353,682	273,365	101,472
Tax on Bank Account Transactions
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	6,546	6,704	5,183
Administrative and selling expenses	449,234	855,446	536,821
Others
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	5,872	16,435	18,120
Administrative and selling expenses	$ 41,193	$ 43,861	$ 55,786